Consolidated Statements of Comprehensive Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Comprehensive Income [Abstract]
Loss for the period	€ (179,172)	€ (48,262)	€ (85,950)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods (net of tax)
Exchange differences on translation of foreign operations	77	10	(23)
Net other comprehensive income that may be reclassified to profit or loss in subsequent periods	77	10	(23)
Other comprehensive income for the period, net of tax	77	10	(23)
Comprehensive loss for the period, net of tax	(179,095)	(48,252)	(85,973)
Attributable to:
Equity holders of the parent	(178,979)	(48,009)	(85,677)
Non- controlling interests	(116)	(243)	(297)
Comprehensive loss for the period, net of tax	€ (179,095)	€ (48,252)	€ (85,973)